Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of concentration of risk revenues
	Year ended December 31,
	2016	% of sales	2017	% of sales	2018	% of sales
	RMB		RMB		RMB

Huaxia Life Insurance Company Limited ("Huaxia")	517,759	12.7%	990,865	24.2%	1,100,027	31.7%
Tianan Life Insurance Company Limited ("Tianan")	*	*	913,456	22.3%	704,933	20.3%
AEON Life Insurance Company, Ltd ("AEON").	*	*	*	*	453,120	13.1%
PICC Property and Casualty Company Limited	878,249	21.5%	*	*	*	*
China Pacific Property Insurance Co., Ltd.	439,749	10.8%	*	*	*	*
	1,835,757	45.0%	1,904,321	46.5%	2,258,080	65.1%

*	represented less than 10% of total net revenues as of the year.

Schedule of concentration of risk accounts receivable
	As of December 31,
	2017	%	2018	%
	RMB		RMB
Huaxia	229,444	44.5%	161,908	31.8%
Tianan	92,988	18.0%	75,777	14.9%
AEON	*	*	74,538	14.7%
	322,432	62.5%	312,223	61.4%

*	represented less than 10% of account receivables as of the year end.